John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 95.4%				$169,038,187
(Cost $166,628,603)
Communication services 2.4%				4,330,527
Leg, Inc., Delayed Draw Term Loan (3 month LIBOR + 4.000%)	5.000	07-25-25	1,282,607	1,282,607
Leg, Inc., Term Loan (3 month LIBOR + 4.000%)	5.000	07-25-25	3,047,920	3,047,920
Consumer staples 1.7%				2,969,849
Fresh Holdco, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	01-23-26	2,969,849	2,969,849
Energy 2.3%				4,068,030
Andretti Buyer LLC, Term Loan (3 month LIBOR + 4.750%)	5.750	06-30-26	4,061,507	4,068,030
Financials 17.2%				30,483,730
Cerity Partners LLC, Term Loan (3 month LIBOR + 5.500%)	6.500	12-31-25	5,246,364	5,363,505
GC Waves Holdings, Inc., 2021 Replacing Term Loan (3 month LIBOR + 5.750%)	6.750	08-13-26	4,091,321	4,091,321
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month LIBOR + 5.500%)	6.500	06-30-27	1,372,321	1,366,964
MC Group Ventures Corp., 2021 Revolver (3 month LIBOR + 5.500%)	6.500	06-30-27	181,250	180,179
MC Group Ventures Corp., 2021 Term Loan (3 month LIBOR + 5.500%)	6.500	06-30-27	4,132,500	4,123,949
Oakbridge Insurance Agency LLC, Delayed Draw Term Loan (3 month LIBOR + 5.250%)	6.250	12-31-26	416,245	416,245
Oakbridge Insurance Agency LLC, Revolver (3 month LIBOR + 5.250%)	6.250	12-31-26	228,604	228,604
Oakbridge Insurance Agency LLC, Term Loan A (3 month LIBOR + 5.250%)	6.250	12-31-26	3,306,098	3,306,098
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (1 and 3 month LIBOR + 5.750%)	6.750	12-02-26	1,399,023	1,419,694
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month LIBOR + 5.750%)	6.750	12-02-26	4,679,672	4,731,078
World Insurance Associates LLC, 2021 Delayed Draw Term Loan Tranche 4 (1 month LIBOR + 5.750%)	6.750	04-01-26	3,527,612	3,455,118
World Insurance Associates LLC, 2021 Term Loan (3 month LIBOR + 5.750%)	6.750	04-01-26	1,836,369	1,800,975
Health care 15.0%				26,660,276
Amerivet Partners Management, Inc., Delayed Draw Term Loan (3 month LIBOR + 4.750%)	5.750	06-05-24	844,101	668,977
Avante Health Solutions, Term Loan (3 month LIBOR + 4.500%)	5.500	07-15-27	5,286,592	5,178,039
MB2 Dental Solutions LLC, 2021 Delayed Draw Term Loan (Prime rate + 5.000% and 3 month LIBOR + 6.000%)	7.190	01-29-27	1,329,811	1,329,811
MB2 Dental Solutions LLC, 2021 Term Loan (3 month LIBOR + 6.000%)	7.000	01-29-27	5,305,859	5,305,859
Medbio LLC, Term Loan (3 month LIBOR + 6.000%)	7.000	08-31-26	4,304,348	4,304,348
Therapeutic Research Center LLC, Term Loan (3 month LIBOR + 4.500%)	5.500	03-21-26	4,661,546	4,605,445
ZBS Alliance Animal Health LLC, Initial Tranche A Delayed Draw Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	1,930,679	1,969,292
ZBS Alliance Animal Health LLC, Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	1,688,628	1,709,811
ZBS Alliance Animal Health LLC, Tranche A Delayed Draw Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	629,495	648,172
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
ZBS Alliance Animal Health LLC, Tranche B Delayed Draw Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	895,522	$940,522
Industrials 33.8%				59,870,607
Apex Service Partners LLC, 2019 Term Loan (3 and 6 month LIBOR + 5.250%)	6.250	07-31-25	4,945,643	4,945,643
Apex Service Partners LLC, 2020 1st Lien Delayed Draw Term Loan (Prime rate + 4.500% and 3 month LIBOR + 5.500%)	6.715	07-31-25	457,837	452,480
Apex Service Partners LLC, 2020 Term Loan (3 month LIBOR + 5.500%)	6.500	07-31-25	1,732,944	1,712,669
BHI Investments LLC, 1st Lien Term Loan (3 and 6 month LIBOR + 4.500%)	5.500	08-28-24	7,208,032	7,208,032
BlueHalo Financing Holdings LLC, Revolver (Prime rate + 5.000% and 3 month LIBOR + 6.000%)	7.769	12-16-27	521,198	500,149
BlueHalo Financing Holdings LLC, Term Loan A (3 month LIBOR + 6.000%)	7.000	12-16-27	5,838,815	5,751,232
CLS Management Services, Inc., Term Loan (3 month LIBOR + 4.500%)	5.500	05-31-27	3,828,640	3,701,933
GSM Acquisition Corp., Delayed Draw Term Loan (6 month LIBOR + 5.000%)	6.000	11-16-26	912,165	912,165
GSM Acquisition Corp., Revolver (2 and 3 month LIBOR + 5.000%)	6.000	11-16-26	789,241	789,241
GSM Acquisition Corp., Term Loan (3 month LIBOR + 5.000%)	6.000	11-16-26	5,464,974	5,464,974
IOP Monroe Acquisition, Inc., Revolver (Prime rate + 4.500%)	7.750	04-01-22	125,451	125,451
IOP Monroe Acquisition, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	04-01-22	3,997,939	3,997,939
ISS Compressors Industries, Inc., 2020 Term Loan (3 month LIBOR + 5.500%)	6.500	02-05-26	2,708,665	2,721,638
Octo Consulting Group LLC, Term Loan (1 month LIBOR + 5.000%)	5.750	04-30-25	7,169,447	7,169,446
Orion Group HoldCo LLC, Delayed Draw Term Loan (3 month LIBOR + 5.000%)	6.000	03-19-27	3,348,426	3,291,403
Orion Group HoldCo LLC, Revolver (3 month LIBOR + 5.000%)	6.000	03-19-27	375,926	364,494
Orion Group HoldCo LLC, Term Loan (3 month LIBOR + 5.000%)	6.000	03-19-27	3,214,167	3,159,430
Paint Intermediate III LLC, 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.250	06-14-24	2,949,904	2,949,904
The S2 HR Group LLC, Revolver (3 month LIBOR + 4.250%)	5.250	05-30-25	594,404	548,322
The S2 HR Group LLC, Term Loan (3 month LIBOR + 4.250%)	5.250	05-30-25	4,104,062	4,104,062
Information technology 8.2%				14,498,068
Drilling Info, Inc., 2018 Term Loan (1 month LIBOR + 4.250%)	4.334	07-30-25	4,949,015	4,949,015
MRI Software LLC, 2020 Term Loan B (3 month LIBOR + 5.500%)	6.500	02-10-26	4,556,624	4,599,431
Nxgen Buyer, Inc., Term Loan (1 month LIBOR + 4.500%)	5.500	10-31-25	4,949,622	4,949,622
Materials 14.8%				26,157,100
Comar Holding Company LLC, 2018 Term Loan (1 month LIBOR + 5.750%)	6.750	06-18-24	1,741,189	1,740,841
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (1 month LIBOR + 6.250%)	7.250	06-18-24	739,811	739,663
Comar Holding Company LLC, Delayed Draw Term Loan (1 month LIBOR + 5.750%)	6.750	06-18-24	615,581	615,458
Comar Holding Company LLC, First Amendment Term Loan (3 month LIBOR + 5.750%)	6.750	06-18-24	1,587,034	1,586,717
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Comar Holding Company LLC, Revolver (1 month LIBOR + 5.750%)	6.750	06-18-24	138,092	$138,036
DCG Acquisition Corp., Second Lien Term Loan (1 month LIBOR + 8.500%)	8.586	09-30-27	5,000,000	5,050,000
Fortis Solutions Group LLC, Delayed Draw Term Loan (3 month LIBOR + 4.500%)	5.500	12-15-23	1,011,571	1,011,571
Fortis Solutions Group LLC, Term Loan (3 month LIBOR + 4.500%)	5.500	12-15-23	3,066,800	3,066,800
Liqui-Box Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.500	02-26-27	2,969,925	2,969,925
Polymer Solutions Group LLC, 2019 Term Loan (3 month LIBOR + 4.750%)	5.750	11-26-26	1,898,551	1,898,551
Walnut Parent, Inc., Term Loan (1 month LIBOR + 5.500%)	6.500	11-09-27	7,195,625	7,339,538

	Yield (%)	Shares	Value

Short-term investments 5.4%			$9,631,460
(Cost $9,631,460)
Short-term funds 5.4%			9,631,460
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(C)	9,631,460	9,631,460

Total investments (Cost $176,260,063) 100.8%	$178,669,647
Other assets and liabilities, net (0.8%)	(1,357,100)
Total net assets 100.0%	$177,312,547

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-21 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Board of Trustees oversees the process of the fund’s valuation of its portfolio securities, assisted by the fund’s Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board of Trustees. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the fund’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US generally accepted accounting principles valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-21 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2021 by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans	$169,038,187	—	—	$169,038,187
Short-term investments	9,631,460	$9,631,460	—	—
Total investments in securities	$178,669,647	$9,631,460	—	$169,038,187
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-20	$143,251,998
Purchases	67,373,215
Sales	(43,019,116)
Realized gain (loss)	490,932
Net amortization of (premium) discount	374,080
Change in unrealized appreciation (depreciation)	567,078
Balance as of 9-30-21	$169,038,187
Change in unrealized at period end*	$741,564
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-21	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Senior loans	$169,038,187	Discounted cash flow	Discount rate	2.95% - 7.85%	6.06%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2021 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of September 30, 2021, the fund had the following unfunded commitments outstanding:

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-21 (unaudited)

Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Amerivet Partners Management, Inc.	$6,160,889	—	$(154,022)
Andretti Buyer LLC	—	$897,364	1,180
Avante Health Solutions	1,376,582	573,576	(29,252)
BlueHalo Financing Holdings LLC	—	882,028	(13,231)
Cerity Partners LLC	1,537,879	439,394	32,064
CLS Management Services, Inc.	2,132,353	1,279,412	(59,706)
Comar Holding Company LLC	—	138,092	(28)
Fortis Solutions Group LLC	—	876,698	—
GC Waves Holdings, Inc.	—	867,298	—
GSM Acquisition Corp.	—	36,709	—
IOP Monroe Acquisition, Inc.	—	501,803	—
ISS Compressors Industries, Inc.	—	251,151	1,101
Leg, Inc.	—	637,974	—
MB2 Dental Solutions LLC	583,233	—	—
MC Group Ventures Corp.	1,216,964	336,607	(3,214)
Medbio LLC	—	652,174	—
MRI Software LLC	79,468	318,037	3,435
Oakbridge Insurance Agency LLC	2,849,054	424,550	—
Orion Group HoldCo LLC	—	295,370	(5,030)
Polymer Solutions Group LLC	—	463,768	—
Simplicity Financial Marketing Holdings, Inc.	668,032	460,903	11,290
The S2 HR Group LLC	—	2,377,617	(36,866)
Therapeutic Research Center LLC	—	303,131	(3,425)
World Insurance Associates LLC	1,341,791	541,045	(28,031)
ZBS Alliance Animal Health LLC	1,658,813	429,676	37,473
Total	$19,605,058	$13,984,377	$(246,262)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.